Leases (Details Narrative) (10-K)		1 Months Ended	12 Months Ended
	Mar. 25, 2019 USD ($)	May 31, 2018	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Lease expiration date	May 31, 2025	Apr. 30, 2023	Apr. 30, 2018
Lease description	On March 25, 2019, the Company signed a lease for new office space in Brisbane, which has a fixed 3% increase annually expiring in March 2025, and includes a renewal period of three years that management is reasonably certain will be exercised.		The Company also renewed the Brisbane office space for one year, starting in May 2018.
Weighted-average remaining term			4 years 6 months
Weighted-average discount rate			9.69%
Rent expense			$ 94,210	$ 98,593
Finance lease obligation payable			61,300	$ 51,048
13 Finance Leases [Member]
Leases of net book value			383,547
13 Finance Leases [Member] | Minimum [Member]
Finance lease obligation payable			$ 503
Finance lease interest rate			0.030
13 Finance Leases [Member] | Maximum [Member]
Finance lease obligation payable			$ 1,578
Finance lease interest rate			0.0557
ASU 2016-02 [Member]
Right of use of asset and lease liablity	$ 130,736
Incremental borrowing rate	10.00%